UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05502
                                                    ----------

                              Comstock Funds, Inc.
      -------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
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               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
      -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                        Date of fiscal year end: April 30
                                                ---------

                     Date of reporting period: July 31, 2007
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

COMSTOCK STRATEGY FUND
SCHEDULE OF INVESTMENTS - JULY 31, 2007 (UNAUDITED)
================================================================================


                                                      MARKET
     UNITS                                            VALUE
  ----------                                        ---------

TERM NOTE -- 2.1%

               REAL ESTATE -- 2.1%
     10,000    Merrill Lynch Medium Term Note,
                 Ser. C, Due 06/04/09+ (a)          $   131,200
                                                    -----------

   PRINCIPAL
    AMOUNT
  ----------

U.S. GOVERNMENT OBLIGATIONS -- 90.2%

               U.S. TREASURY BILL -- 1.6%
$    99,000    U.S. Treasury Bill, 4.849%++,
                 08/09/07                                98,896
                                                    -----------

               U.S. TREASURY NOTE -- 88.6%
  5,400,000    U.S. Treasury Note, 6.000%,
                 08/15/09                             5,549,348
                                                    -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS                     5,648,244
                                                    -----------

   NUMBER OF                       EXPIRATION DATE/
   CONTRACTS                        EXERCISE PRICE
  ----------                       --------------

PUT OPTIONS PURCHASED+ -- 7.7%
         90    S & P 500 Index       Sep. 07/1275        63,000
         85    S & P 500 Index       Sep. 07/1350       148,750
         40    S & P 500 Index       Dec. 07/1275        60,400
         65    S & P 500 Index       Dec. 07/1350       208,000
                                                    -----------
TOTAL PUT OPTIONS PURCHASED                             480,150
                                                    -----------

TOTAL INVESTMENTS -- 100.0% (Cost $6,033,906)       $ 6,259,594
                                                    ===========

               Aggregate book cost                  $ 6,033,906
                                                    ===========
               Gross unrealized appreciation        $   368,928
               Gross unrealized depreciation           (143,240)
                                                    -----------
               Net unrealized appreciation
                 (depreciation)                     $   225,688
                                                    ===========
--------------
(a)  Security return is linked to the performance of the PHLX Housing Sector
     Index.
+    Non-income producing security.
++   Represents annualized yield at date of purchase.

               See accompanying notes to schedule of investments.

COMSTOCK CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS - JULY 31, 2007 (UNAUDITED)
================================================================================


                                                      MARKET
     UNITS                                            VALUE
  ----------                                        ---------

TERM NOTE -- 1.6%

               REAL ESTATE -- 1.6%
     50,000    Merrill Lynch Medium Term Note,
                 Ser. C, Due 06/04/09+ (a)          $   656,000
                                                    -----------

   PRINCIPAL
    AMOUNT
  ----------

U.S. GOVERNMENT OBLIGATIONS -- 95.3%

               U.S. TREASURY BILLS -- 95.3%
$38,198,000    U.S. Treasury Bills, 4.563% to
                 4.941%++,
                 08/02/07 to 09/27/07 (b)(c)         38,179,725
                                                    -----------

   NUMBER OF                       EXPIRATION DATE/
   CONTRACTS                        EXERCISE PRICE
  ----------                       --------------

PUT OPTIONS PURCHASED+ -- 3.1%
        555    S & P 500 Index       Sep. 07/1275       388,500
        240    S & P 500 Index       Dec. 07/1275       362,400
        150    S & P 500 Index       Dec. 07/1350       480,000
                                                    -----------
TOTAL PUT OPTIONS PURCHASED                           1,230,900
                                                    -----------

TOTAL INVESTMENTS -- 100.0% (Cost $40,574,273)      $40,066,625
                                                    ===========
               Aggregate book cost                  $40,574,273
                                                    ===========
               Gross unrealized appreciation        $   368,723
               Gross unrealized depreciation           (876,371)
                                                    -----------
               Net unrealized appreciation
               (depreciation)                       $  (507,648)
                                                    ===========

SECURITIES SOLD SHORT -- (16.5)%


    SHARES
  ----------

COMMON STOCKS SOLD SHORT -- (17.9)%

               BUILDING AND CONSTRUCTION -- (2.0)%
     10,000    Beazer Homes USA Inc.                $   139,900
      6,500    Centex Corp.                             242,515
      6,500    KB HOME                                  206,765
     11,000    Pulte Homes Inc.                         212,740
                                                    -----------
                                                        801,920
                                                    -----------

               BUSINESS SERVICES -- (1.1)%
      5,600    United Parcel Service Inc., Cl. B        424,032
                                                    -----------

               COMPUTER SOFTWARE AND SERVICES -- (2.5)%
     16,000    eBay Inc.                                518,400
     24,000    Red Hat Inc.                             499,680
                                                    -----------
                                                      1,018,080
                                                    -----------

               ELECTRONICS -- (4.4)%
     11,000    Broadcom Corp., Cl. A                    360,910
     25,000    Cogent Inc.                              332,750
     22,000    Maxim Integrated Products Inc.           697,400
     16,000    Microsemi Corp.                          372,960
                                                    -----------
                                                      1,764,020
                                                    -----------

               FINANCIAL SERVICES -- (4.1)%
      9,000    Capital One Financial Corp.              636,840
     12,000    CompuCredit Corp.                        315,000
      6,500    MGIC Investment Corp.                    251,290

                                                      MARKET
    SHARES                                            VALUE
  ----------                                        ---------

COMMON STOCKS SOLD SHORT (CONTINUED)
     12,000    Washington Mutual Inc.               $   450,360
                                                    -----------
                                                      1,653,490
                                                    -----------

               RETAIL -- (3.8)%
      5,300    Abercrombie & Fitch Co., Cl. A           370,470
      9,000    CBRL Group Inc.                          345,870
      5,300    J.C. Penney Corp. Inc.                   360,612
     17,000    Starbucks Corp.                          453,560
                                                    -----------
                                                      1,530,512
                                                    -----------
TOTAL COMMON STOCKS SOLD SHORT
(Total Proceeds $9,238,598)                         $ 7,192,054
                                                    ===========

               Aggregate book cost                  $ 9,238,598
                                                    ===========
               Gross unrealized appreciation        $ 2,115,625
               Gross unrealized depreciation            (69,081)
                                                    -----------
               Net unrealized appreciation
               (depreciation)                       $ 2,046,544
                                                    ===========


   NUMBER OF                          EXPIRATION    UNREALIZED
   CONTRACTS                             DATE      APPRECIATION
  ----------                         ------------ --------------

FUTURES CONTRACTS -- SHORT POSITION -- 1.4%
         50    S & P 500 Index
                 Futures              09/20/2007    $   571,250
                                                    ===========

---------------
(a)  Security return is linked to the performance of the PHLX Housing Sector
     Index.
(b) At July 31, 2007, $27,800,000 of the principal amount was pledged as collateral for securities sold short.
(c) At July 31, 2007, $3,000,000 of the principal amount was pledged as collateral for futures contracts.
+    Non-income producing security.
++   Represents annualized yield at date of purchase.

               See accompanying notes to schedule of investments.

COMSTOCK FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)


1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

2. TAX INFORMATION. The following summarizes capital loss carryforwards and expiration dates for each Fund as of April 30, 2007, the most recent fiscal year end:

EXPIRING IN                   STRATEGY                     CAPITAL VALUE
FISCAL YEAR                     FUND                           FUND
--------------------------------------------------------------------------------
   2008                     $15,186,640                    $ 36,909,064
   2009                       5,026,316                         409,704
   2012                               -                      15,241,825
   2013                      11,097,388                      40,898,340
   2014                       1,655,953                      13,004,169
   2015                       1,276,858                       7,109,158
                            -----------                    ------------
                            $34,243,155                    $113,572,260
                            ===========                    ============



Under the current tax law, capital losses realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following fiscal year. Post-October capital losses at the fiscal year ended April 30, 2007 were $461,830 and $3,447,739 for the Comstock Strategy Fund and the Comstock Capital Value Fund, respectively.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Comstock Funds, Inc.
            -------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              September 10, 2007
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              September 10, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady, Principal Financial Officer
                           and Treasurer


Date              September 10, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.